BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary Of Accounts Receivable Factoring And Securitization Facilities

Amounts factored under these facilities consist of the following:

	December 31
	2012	2011
	(Millions of Dollars)
Gross accounts receivable factored	$217	$203
Gross accounts receivable factored, qualifying as sales	216	202
Undrawn cash on factored accounts receivable	—	—

Proceeds From Factoring Of Accounts Receivable Qualifying As Sales And Expenses Associated With Factoring Of Accounts Receivable

Proceeds from the factoring of accounts receivable qualifying as sales and expenses associated with the factoring of accounts receivable are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Proceeds from factoring qualifying as sales	$1,475	$1,731	$1,302
Expenses associated with factoring of receivables	7	9	6